Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	3.90%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years	15 years
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.90%	4.10%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years 2 months 12 days	15 years 3 months 18 days
Rate of increase in health care cost trends	4.36%	4.36%
Assumed health care cost trend, percentage	5.26%	6.25%
Health care rate		6.38%
Health care cost trend rate	4.04%	4.36%